Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000029058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short-Term Government Securities Fund
C000029059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund
C000029060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Stock Index Fund
C000029061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Fund
C000029064
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund
C000029063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Fund
C000029062
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Company Stock Fund
Without Sales Load [Member] | C000029057
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	2.83%	1.70%
Without Sales Load [Member] | C000029058
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%	1.22%	1.60%
Without Sales Load [Member] | C000029059
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%	1.60%	2.24%
Without Sales Load [Member] | C000029060
Average Annual Return [Line Items]
Average Annual Return, Percent	17.36%	13.89%	14.23%
Without Sales Load [Member] | C000029061
Average Annual Return [Line Items]
Average Annual Return, Percent	14.54%	11.80%	11.91%
Without Sales Load [Member] | C000029064
Average Annual Return [Line Items]
Average Annual Return, Percent	17.09%	12.05%	16.52%
Without Sales Load [Member] | C000029063
Average Annual Return [Line Items]
Average Annual Return, Percent	22.21%	5.13%	8.59%
Without Sales Load [Member] | C000029062
Average Annual Return [Line Items]
Average Annual Return, Percent	0.56%	5.08%	6.50%
HOMESTEAD INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark - Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
HOMESTEAD INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark - Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
HOMESTEAD INDEX: S&P 500 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
HOMESTEAD INDEX: S&P 500 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark - S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
HOMESTEAD INDEX: S&P 500 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark - S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
HOMESTEAD INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	8.18%
HOMESTEAD INDEX: S&P 500 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark - S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
HOMESTEAD INDEX: ICE BOFA 1-5YR US TREASURY INDEX
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%	1.34%	1.83%
HOMESTEAD INDEX: ICE BOFA 1-5YR CORP/GOV INDEX
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%	1.60%	2.19%
HOMESTEAD INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
HOMESTEAD INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
HOMESTEAD INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%